REINSURANCE (TABLES)	12 Months Ended
Dec. 31, 2013
Reinsurance Disclosures Tables [Abstract]
Schedule Of Effect Of Reinsurance [Table Text Block]
	2013	2012	2011

	(In Millions)

Direct premiums	$72	$56	$68
Assumed	1	2	2
Reinsurance ceded	(48)	(26)	(28)
Premiums	$25	$32	$42

Variable Life and Investment-type Product Policy Fee Income Ceded	$31	$29	$31
Policyholders' Benefits Ceded	$125	$84	$39